Document and Entity Information	Dec. 18, 2023
Cover [Abstract]
Entity Registrant Name	CONNS INC
Amendment Flag	false
Entity Central Index Key	0001223389
Current Fiscal Year End Date	--01-31
Document Type	8-K
Document Period End Date	Dec. 18, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-34956
Entity Tax Identification Number	06-1672840
Entity Address, Address Line One	2445 Technology Forest Blvd.
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	The Woodlands
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77381
City Area Code	(936)
Local Phone Number	230-5899
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	CONN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false